Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	kr 110,206	kr 99,783
Financial liabilities	176,220	82,178
Derivatives used as hedging instruments (liability) | Derivative financial instruments
Disclosure of financial assets [line items]
Financial liabilities	7,531	1,272
Financial liabilities measured at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	168,689	80,906
Financial liabilities measured at amortised cost | Borrowings (non-current) (note 4.6)
Disclosure of financial assets [line items]
Financial liabilities	89,674	20,528
Financial liabilities measured at amortised cost | Borrowings (current) (note 4.6)
Disclosure of financial assets [line items]
Financial liabilities	13,113	6,478
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	28,846	25,606
Financial liabilities measured at amortised cost | Other liabilities (non-current)
Disclosure of financial assets [line items]
Financial liabilities	23	189
Financial liabilities measured at amortised cost | Other liabilities (current)
Disclosure of financial assets [line items]
Financial liabilities	37,993	28,705
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial assets [line items]
Financial liabilities	(960)	(600)
Derivatives used as hedging instruments (assets) | Derivatives used as hedging instruments (liability)
Disclosure of financial assets [line items]
Financial liabilities	7,531	1,272
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	12,183	16,409
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	1,530	571
Financial assets at fair value through the income statement | Marketable securities
Disclosure of financial assets [line items]
Financial assets	10,653	15,838
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	6,326	2,344
Financial assets at fair value through the income statement | Derivatives used as hedging instruments (assets)
Disclosure of financial assets [line items]
Financial assets	6,326	2,344
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	45,744	47,989
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	747	682
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	25,996	31,729
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	16,628	9,498
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(13,282)	(8,312)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	15,655	14,392
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	45,953	33,041
Financial assets at fair value through other comprehensive income | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 45,953	kr 33,041